Debt - Future minimum repayments (Details) $ in Thousands	Sep. 30, 2025 USD ($)
Debt
2025	$ 0
2026	0
2027	0
2028	0
2029	0
2030	6,143
2031	110,000
Total long-term debt	$ 116,143